Accrued Expenses and Other Liabilities (Details) - Mar. 31, 2026	USD ($)	CNY (¥)
Accrued Expenses and Other Liabilities [Abstract]
Accrued expenses and other liabilities	$ 281,047	¥ 2,000,000